Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 2
Entity Central Index Key	0001099692
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
PGIM CORE ULTRA SHORT BOND FUND
Shareholder Report [Line Items]
Fund Name	PGIM Core Ultra Short Bond Fund
Class Name	PGIM Core Ultra Short Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the shares of PGIM Core Ultra Short Bond Fund (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Ultra Short Bond Fund	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, inflation remained above the US Federal Reserve’s 2% target; employment data showed signs of softening; and
economic data slowed amid the US government shutdown in November. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis-point (bp) interest rate cuts in September, October, and December as focus shifted to the labor market.
(One basis point equals 0.01%.) The yield on the 3-month Treasury bill declined from 4.29% to 3.66%, while the Secured Overnight Financing
Rate (SOFR) declined by 70 bps to end the reporting period at 3.68%.
■
The Fund’s weighted average maturity (WAM) began the period shorter than peers, but extended to be in line with peers by the end of the second quarter, before moving lower for the remainder of the period. Excluding the second quarter, the Fund’s average weighted life
(WAL) remained longer than peers throughout most of the reporting period. The Fund increased its holdings in foreign corporates, supranationals, Treasuries, and domestic banks as their relative value improved. Holdings of domestic corporates and government agencies were reduced as offsets to those trades. Adjustable-rate holdings increased during the period, led by an increase in SOFR floaters. (Floaters are bonds or other types of debt whose coupon rate changes with short-term interest rates.) Holdings of securities maturing in less than 90 days decreased over the period.
■
There were no notable detractors from the Fund’s performance relative to the ICE US 1-Month Treasury Bill Index during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 1/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Fund	4.46%	3.53%	2.46%
Bloomberg US Aggregate Bond Index*	6.85%	-0.20%	1.88%
ICE US 1-Month Treasury Bill Index	4.18%	3.23%	2.14%
Bloomberg 1-3 Month US Treasury Bill Index	4.21%	3.30%	2.21%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 13,087,876,943
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 989,893
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 13,087,876,943
Number of fund holdings	183
Total advisory fees paid for the year	$ 989,893
Portfolio turnover rate for the year	107%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?
Credit Quality expressed as a percentage of total investments as of 1/31/2026 (%)
A-1+/P-1	71.9
A-1/P-1	28.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM INSTITUTIONAL MONEY MARKET FUND
Shareholder Report [Line Items]
Fund Name	PGIM Institutional Money Market Fund
Class Name	PGIM Institutional Money Market Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the shares of PGIM Institutional Money Market Fund (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Institutional Money Market Fund	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Net Assets	$ 11,069,249,929
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 6,655,090
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 11,069,249,929
Number of fund holdings	155
Total advisory fees paid for the year	$ 6,655,090

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Security Allocation	% of Net Assets
Commercial Paper	38.8%
Repurchase Agreements	35.4%
Time Deposits	12.6%
Certificates of Deposit	12.1%
Corporate Bonds	0.5%
99.4%
Other assets in excess of liabilities	0.6%
100.0%